Consolidated Statements of Stockholders' Equity and Comprehensive Loss (USD $) In Thousands, except Share data	Total USD ($)	Embedded conversion option USD ($)	Services USD ($)	Warrant derivative USD ($)	Debt USD ($)	Acquisition of assets USD ($)	Stock Based Compensation USD ($)	Common Stock USD ($)	Common Stock Services USD ($)	Common Stock Acquisition of assets	Common Stock Stock Based Compensation	Preferred Stock USD ($)	Treasury Stock USD ($)	Additional Paid-In Capital USD ($)	Additional Paid-In Capital Embedded conversion option USD ($)	Additional Paid-In Capital Services USD ($)	Additional Paid-In Capital Warrant derivative USD ($)	Additional Paid-In Capital Debt USD ($)	Additional Paid-In Capital Acquisition of assets USD ($)	Additional Paid-In Capital Stock Based Compensation USD ($)	Accumulated Other Comprehensive Income/(Loss) USD ($)	Accumulated Deficit USD ($)
Beginning Balance at Mar. 31, 2010	$ 8,074							$ 4				$ 100		$ 95,741							$ (419)	$ (87,352)
Beginning Balance (in shares) at Mar. 31, 2010								39,776,597				100,000
Net loss	(9,384)																					(9,384)
Foreign currency translation	128																				128
Deferred stock-based compensation	251													251
Issuance of common stock as part of compensation (in shares)								300,000
Issuance of common stock as part of compensation	75													75
Stock voided as part of disposal of subsidiary (in shares)								(561,798)
Stock voided as part of disposal of subsidiary	(197)													(197)
Stock acquired by company as part of disposal of subsidiary (in shares)								(3,540,574)
Stock acquired by company as part of disposal of subsidiary	(1,239)												(71)	(1,168)
Issuance of warrants			76													76
Issuance of convertible debt and associated warrants	2,500													2,500
Repricing		113		172											113		172
Stock issued for services (in shares)								5,300,000
Stock issued for services	2,049													2,049
Ending Balance at Mar. 31, 2011	2,618							4				100	(71)	99,612							(291)	(96,736)
Ending Balance (in shares) at Mar. 31, 2011								41,274,225				100,000
Net loss	(30,707)																					(30,707)
Foreign currency translation	97																				97
Issuance of common stock as part of compensation (in shares)								347,244
Issuance of common stock as part of compensation	69													69
Issuance of restricted stock (in shares)									23,100,000	50,000	1,375,000
Issuance of restricted stock			6,668			31	568		2							6,666			31	568
Issuance of warrants			133		4,374											133		4,374
Reclassification of derivative liabilities	9,034													9,034
Issuance of common stock for cash (in shares)								3,857,143
Issuance of common stock for cash	2,700													2,700
Convertible debt converted to stock (in shares)								12,653,333
Convertible debt converted to stock	10,114							1						10,113
Ending Balance at Mar. 31, 2012	$ 5,699							$ 7				$ 100	$ (71)	$ 133,300							$ (194)	$ (127,443)
Ending Balance (in shares) at Mar. 31, 2012								82,656,945				100,000